Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

May 1, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)

on behalf of Parametric Emerging Markets Fund (the “Fund”)

Post-Effective Amendment No. 224 (1933 Act File No. 002-90946)

Amendment No. 227 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  Pursuant to Rule 485(a) of the 1933 Act, the Registrant has designated the Amendment to be effective July 1, 2014.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is being filed for the purpose of registering a new class of shares of the Fund.  The new class will be named Class R6.  Class R6 shares will be offered at net asset value to employer sponsored retirement plans and other investors as more fully described in the Amendment, but will not be subject to distribution fees, service fees or sub-accounting, recordkeeping or similar fees paid to intermediaries.

The prospectus and SAI included in the Amendment have been marked to show changes from the Fund’s prospectus and SAI contained in Post-Effective Amendment No. 204 filed with the Securities and Exchange Commission on May 30, 2013 (Accession No. 0000940394-13-000762) under Rule 485(b) of the 1933 Act.

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the Amendment, please contact the undersigned at (617) 672-8507.

Very truly yours,

/s/ David D. Barr

David D. Barr

Vice President and Counsel